UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-9391

THE FORESTER FUNDS, INC.

(Exact name of registrant as specified in charter)

612 Paddock

Libertyville, Illinois   60048

(Address of principal executive offices)

(Zip code)

Thomas H. Forester

Forester Capital Management, Ltd.

612 Paddock

Libertyville, Illinois 60048

(Name and address of agent for service)

Registrant's telephone number, including area code: (224) 544-5123

Date of fiscal year end: March 31

Date of reporting period: December 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Forester Value Fund
	Schedule of Investments
	December 31, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 72.45%

Airlines - 0.93%
3,200	American Airlines Group, Inc.	$ 91,776

Consumer Discretionary - 6.97%
3,100	CVS Health Corp.	230,299
7,300	Ebay, Inc.	263,603
3,300	Walgreens Boots Alliance, Inc.	194,568
		688,470
Consumer Staples - 9.17%
7,700	Conagra Brands, Inc.	263,648
5,700	General Mills, Inc.	305,292
3,700	Tyson Foods, Inc. Class A	336,848
		905,788
Energy - 7.09%
7,100	BP Plc. Adr	267,954
3,050	Conocophillips	198,342
500	Valero Energy Corp.	234,125
		700,421
Financial Services - 13.66%
2,840	Allstate Corp.	319,358
1,100	Aon Plc. (United Kingdom)	229,119
3,300	Lincoln National Corp.	194,733
2,100	Travelers Companies, Inc.	287,595
5,360	US Bancorp, Inc.	317,794
		1,348,599
Health Care - 12.29%
1,300	AbbVie, Inc.	115,102
2,600	Bristol-Meyers Squibb Co.	166,894
1,000	Cigna Corp. *	204,490
1,100	Johnson & Johnson	160,457
6,200	Pfizer, Inc.	242,916
1,100	UnitedHealth Group, Inc.	323,378
		1,213,237
Industrial Goods -6.31%
1,000	General Dynamics Corp.	176,350
620	Honeywell International, Inc.	109,740
2,236	Newmont Goldcorp Corp.	97,154
5,900	Quanta Services, Inc.	240,189
		623,433
Technology - 7.92%
1,400	CDW Corp.	199,976
1,300	International Business Machines Corp.	174,252
1,400	Microsoft Corp.	220,780
3,540	Oracle Corp.	187,549
		782,557
Telecommunications - 3.42%
8,650	AT&T, Inc.	338,042

Utilities -4.68%
4,200	Exelon Corp.	191,478
1,900	First Energy Corp.	92,340
2,800	Southern Co.	178,360
		462,178

TOTAL FOR COMMON STOCKS (Cost $4,272,651) - 72.45%		7,154,501

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 20.19%
2,000,000	U.S. Government Treasury Bill, 0.00%, 03/19/2020	1,993,662
TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $1,994,167) - 20.19%		1,993,662

PUT OPTIONS PURCHASED (Premiums Paid $37,791) - .28%		27,900

SHORT TERM INVESTMENTS - 23.64%
2,334,621	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 1.502% **	2,334,621
TOTAL FOR SHORT TERM INVESTMENTS (Cost $2,334,621 ) -23.64%		2,334,621

TOTAL INVESTMENTS (Cost $8,639,230) *** - 116.56%		11,510,684

OTHER ASSETS LESS LIABILITIES - (16.56%)		(1,635,678)

NET ASSETS - 100.00%		$ 9,875,006

ADR - American Depository Receipts.
* Non Income Producing.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2019.

*** At December 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,639,230 amounted to $2,871,455 which consisted of aggregate gross unrealized appreciation of $2,883,140 and aggregate gross unrealized depreciation of $11,685.

NOTES TO FINANCIAL STATEMENTS
Forester Value Fund
1. SECURITY TRANSACTIONS

At December 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $8,639,230 amounted to $2,871,455 which consisted of aggregate gross unrealized appreciation of $2,883,140 and aggregate gross unrealized depreciation of $11,685.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System.   Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.  Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of December 31, 2019:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$7,154,501	$0	$0	$7,154,501
U.S. Government Agencies & Obligations	$0	$109,841	$0	$109,841
Put Options	$27,900	$0	$0	$27,900
Fidelity Institutional Treasury	$2,334,621	$0	$0	$2,334,621
Total	$9,517,022	$109,841	$0	$9,626,863

		Forester Value Fund
		Schedule of Options Purchased
		December 31, 2019 (Unaudited)

Underlying Security	Counterparty	Contracts	Notional Amount**	Exercise Price	Expiration	Fair Value

PUT OPTIONS - .28%

S&P 500 Index Put	Barclay's	60	$19,384,680	$3,050.00	1/17/2020	$27,900

TOTAL PUT OPTIONS (Premium Paid $37,791) - .28%						$27,900

* Non-income producing security during the period.
** The notional value is the total amount of a security's underlying asset at its spot price. The notional value distinguishes between the amount of money invested and the amount associated with the whole transaction. The notional value is calculated by multiplying the units in one contract by the spot price.

	Forester Discovery Fund
	Schedule of Investments
	December 31, 2019 (Unaudited)

Shares		Value

COMMON STOCKS - 78.28%

Basic Materials - 4.08%
9,160	Amcor Ltd. ADR (Australia) *	$ 99,294

Consumer Discretionary - 6.19%
3,090	Michelin (CGDE) ADR *	75,535
3,900	Volkswagen AG ADR *	75,231
		150,766
Consumer Staples - 8.84%
325	Diageo Plc. ADR *	54,736
3,010	Essity AB ADR *	97,103
1,110	Unilever Plc. ADR	63,459
		215,298
Energy - 7.50%
1,910	BP Plc. ADR	72,083
2,060	Equinor ASA ADR	41,015
1,080	Suncor Energy, Inc. (Canada)	35,424
620	Total SA ADR *	34,286
		182,808
Financial Services - 18.20%
4,050	AXA Group ADR *	113,987
1,890	HSBC Holdings Plc. ADR	73,880
1,780	Prudential Plc. ADR *	67,801
3,000	Swiss RE AG ADR *	84,360
1,840	The Toronto-Dominion Bank NY (Canada)	103,279
		443,307
Health Care - 9.45%
2,600	GlaxoSmithKline Plc. ADR	122,174
2,150	Sanofi ADR *	107,930
		230,104
Industrials - 2.30%
1,850	BAE Systems Plc.	56,018

Industrial Goods - 8.15%
2,000	Newmont Goldcorp Corp.	86,900
1,720	Siemens AG ADR *	111,748
		198,648
Technology - 3.79%
690	SAP SE ADR *	92,453

Telecommunications - 5.05%
4,380	Deutsche Telekom AG ADR *	71,350
4,450	KT Corp. ADR	51,620
		122,970
Utilities - 4.73%
4,760	Red Electrica Corp. SA ADR *	47,838
2,200	RWE AG ADR	67,452
		115,290

TOTAL FOR COMMON STOCKS (Cost $1,489,709) - 78.28%		1,906,956

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 4.70%
110,000	U.S. Government Treasury Bill, 0.00%, 02/06/2020	109,841
TOTAL FOR U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost $109,842) - 4.51%		109,841

SHORT TERM INVESTMENTS - 19.86%
483,747	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio 1.502% **	483,747
TOTAL FOR SHORT TERM INVESTMENTS (Cost $483,747) - 19.86%		483,747

TOTAL INVESTMENTS (Cost $1,584,469) *** - 102.64%		2,500,544

OTHER ASSETS LESS LIABILITIES - - 2.64%		(64,343)

NET ASSETS - 100.00%		$ 2,436,201

ADR- American Depositary Receipt
* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at December 31, 2019.
ADR - American Depository Receipts.

*** At December 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,584,469 amounted to $432,538 which consisted of aggregate gross unrealized appreciation of $461,460 and aggregate gross unrealized depreciation of $28,922.

NOTES TO FINANCIAL STATEMENTS
Forester Discovery Fund
1. SECURITY TRANSACTIONS

At December 31, 2019 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,584,469 amounted to $432,538 which consisted of aggregate gross unrealized appreciation of $461,460 and aggregate gross unrealized depreciation of $28,922.

2. SECURITY VALUATION

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid prices in the over-the-counter-market.   Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Directors.   Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The topic also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of December 31, 2019:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$1,906,956	$0	$0	$1,906,956
U.S. Government Agencies & Obligations	$0	109,841	$0	$109,841
Cash Equivalents	$483,747	$0	$0	$483,747
Total	$2,390,703	109,841	$0	$2,500,544

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FORESTER FUNDS, INC.

By

Thomas H. Forester

CEO and CFO

Date February 28, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

Thomas H. Forester

CEO and CFO

Date February 28, 2020